Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Liabilities

3. Accrued Liabilities

Accrued liabilities at December 31, 2014 and March 31, 2015, consisted of the following:

	December 31, 2014	March 31, 2015
Accrued media costs	$41,436	$30,174
Sales commissions	2,826	1,795
Payroll and related expenses	3,757	3,147
Other accrued expenses	2,419	3,651

	$50,438	$38,767

Accrued media costs consist of amounts owed to the Company’s vendors for impressions delivered through December 31, 2014 and March 31, 2015.

3. Accrued Liabilities

Accrued liabilities at December 31, 2013 and 2014, consisted of the following:

	December 31,
	2013	2014
Accrued media costs	$28,603	$41,436
Sales commissions	1,296	2,826
Payroll and related expenses	1,750	3,757
Other accrued expenses	1,321	679
Customer rebates	1,444	1,740

	$34,414	$50,438

Accrued media costs consist of amounts owed to the Company’s vendors for impressions delivered through December 31, 2013 and 2014.